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Annual Report

February 28, 2002

CBA Money Fund

www.mlim.ml.com

CBA Money Fund
Dear Shareholder:

For the six-month period ended February 28, 2002, CBA Money Fund paid shareholders a net annualized dividend of 3.35%.* The Fund's 7-day yield as of February 28, 2002 was 1.68%.

The average portfolio maturity for CBA Money Fund at February 28, 2002 was 66 days, compared to 61 days at August 31, 2001.

The Environment

An already weak US economy suffered a considerable setback after the events of September 11, 2001. Initial shocks caused a drop in equity prices, a pullback in consumer confidence and triggered job cuts in several industries. The quick response by the Federal Reserve Board to lower the Federal Funds rate reassured the financial markets and led to a resumption of normal activity. The lower interest rate scenario created a new wave of home mortgage refinancing, providing many consumers with the means to spend more than anticipated during the holiday season. Additionally, discounted auto loan rates (0% financing plus rebates) were instrumental in boosting auto sales to record levels during the last months of 2001. However, corporate earnings were unable to meet expectations throughout the period, dampening the ability of the equity markets to sustain a recovery. Disclosures surrounding Enron Corporation's rise and fall and investor nervousness over possible irregularities in balance sheet accounting increased pressure on the equity markets. The short-end of the fixed-income market was accordingly viewed as a safe haven for investors for much of the period.

During the months following September 11, 2001, the Federal Reserve Board lowered the Federal Funds rate by 175 basis points (1.75%). However, incipient signs of economic recovery in January 2002 were enough to keep interest rates steady at the January 30, 2002 Federal Open Market Committee meeting. While the Federal Reserve Board kept its bias to ease monetary policy, investors seemed to be sensing that the cycle of an easier monetary policy may be over, with an economic upturn possible later this year.

Portfolio Matters

During the six-month period ended February 28, 2002, our investment strategy remained fairly consistent with regard to duration. While the Federal Reserve Board continued its easing cycle, we maintained our average life in a range of 65 days-85 days. We utilized a barbell investment strategy that allowed us to take advantage of higher interest rates in the 6-month--18-month sector of the yield curve. Bank issuers were scarce and levels were expensive. There was very little fixed rate corporate issuance in the two-year and under range as most issuers took advantage of very low interest rates by issuing in the five-year or longer range. We turned to the Federal agency market instead, as an ample supply kept interest rates at attractive levels and the AAA ratings provided a measure of credit protection.

We continued to favor variable rate securities during the six-month period ended February 28, 2002. Earlier in the period, we favored floating rate issues pegged to three-month Treasury bills, the Federal Funds rate and the prime rate. The elimination of the 30-year bond resulted in increased short bill issuance, driving those yields higher, and we believed the one-day indexes (the Federal Funds rate and prime rate) would outperform in the inverted yield-curve environment experienced during most of 2001. We remain committed to the variable rate sector, but recently shifted our focus to the London Interbank Offered Rate indexes, as we anticipate that a steeper yield curve will allow greater returns. We will continue this strategy going forward as it seems likely that the Federal Reserve Board will keep monetary policy on hold for a bit longer, and interest rates will settle into a range with less volatility. While we remain constructive, we have concerns about the potential of a steeper yield curve out to the two-year range.

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

Accordingly, we have limited additional fixed rate purchases inside of 13 months, again preferring agency issues at little or no yield concession to corporate bonds. Although yields on longer fixed rate securities represent a good spread to one-month rates, we will be careful of entry points in the expectation that yields are likely to trend higher in the coming months.

The portfolio's composition at the end of the February period and as of our last report is as follows:

                                                             2/28/02     8/31/01
                                                             -------     -------
Bank Notes ............................................        4.6%          --%
Certificates of Deposit ...............................        1.4          1.1
Certificates of Deposit--European .....................        3.4          8.5
Certificates of Deposit--Yankee+ ......................       13.1         10.0
Commercial Paper ......................................       11.2          6.8
Corporate Notes .......................................        0.3           --
Funding Agreements ....................................       10.7          7.8
Medium-Term Notes .....................................       18.1         15.2
Repurchase Agreements .................................        0.8          2.8
US Government & Agency Obligations--Discount Notes ....        4.9         13.0
US Government & Agency Obligations--
  Non-Discount Notes ..................................       33.2         34.7
Other Assets Less Liabilities .........................         --          0.1
Liabilities in Excess of Other Assets .................       (1.7)          --
                                                             -----        -----
Total .................................................      100.0%       100.0%
                                                             =====        =====

+     US branches of foreign banks.

In Conclusion

We appreciate your continued support of CBA Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Richard J. Mejzak

Richard J. Mejzak
Vice President and Portfolio Manager

April 2, 2002

CBA Money Fund
Proxy Results

During the six-month period ended February 28, 2002, CBA Money Fund's shareholders voted on the following proposals. Proposals 1, 2 & 3 were approved at a shareholders' meeting on September 20, 2001. Proposal 4 was adjourned until October 18, 2001, at which time the proposal was withdrawn because it received insufficient votes to approve or disapprove. The description of each proposal and number of shares voted are as follows:

----------------------------------------------------------------------------------------------------------------------
                                                                               Shares Voted      Shares Withheld
                                                                                   For              From Voting
----------------------------------------------------------------------------------------------------------------------
1. To elect the Fund's Board of Trustees:   Terry K. Glenn                      847,858,943          6,871,641
                                            Ronald W. Forbes                    847,580,799          7,149,785
                                            Cynthia A. Montgomery               847,384,561          7,346,023
                                            Charles C. Reilly                   847,341,825          7,388,759
                                            Kevin A. Ryan                       847,445,121          7,285,463
                                            Roscoe S. Suddarth                  847,701,650          7,028,934
                                            Richard R. West                     847,592,384          7,138,200
                                            Edward D. Zinbarg                   847,659,672          7,070,912
----------------------------------------------------------------------------------------------------------------------
                                                                          Shares Voted    Shares Voted    Shares Voted
                                                                               For           Against         Abstain
----------------------------------------------------------------------------------------------------------------------
2. To approve to convert the Fund to a "master/feeder" structure.          820,748,314     19,449,010      14,533,260
----------------------------------------------------------------------------------------------------------------------
3. To divide the Fund's shares into additional classes.                    816,693,148     24,599,593      13,437,843
----------------------------------------------------------------------------------------------------------------------
                                                         Shares Voted     Shares Voted    Shares Voted       Broker
                                                              For            Against         Abstain        Non-Vote
----------------------------------------------------------------------------------------------------------------------
4. To change the Fund's Investment Restrictions.           Withdrawn        Withdrawn       Withdrawn       Withdrawn
----------------------------------------------------------------------------------------------------------------------

CBA Money Fund
Schedule of Investments as of February 28, 2002                   (in Thousands)

                                Face       Interest      Maturity
Issue                          Amount        Rate*         Date           Value
--------------------------------------------------------------------------------
                                Bank Notes--4.6%
--------------------------------------------------------------------------------
Bank of Scotland PLC          $ 25,000      1.843+%     10/10/2002      $ 25,012
--------------------------------------------------------------------------------
Total Bank Notes (Cost--$25,012) .................................        25,012
--------------------------------------------------------------------------------
                         Certificates of Deposit--1.4%
--------------------------------------------------------------------------------
National City Bank,              7,500      3.603        9/06/2002         7,563
Indiana
--------------------------------------------------------------------------------
Total Certificates of Deposit (Cost--$7,563) .....................         7,563
--------------------------------------------------------------------------------
                    Certificates of Deposit--European--3.4%
--------------------------------------------------------------------------------
Abbey                            5,000      4.21         5/15/2002         5,024
National Treasury                5,000      4.17         7/31/2002         5,046
Services PLC, London
--------------------------------------------------------------------------------
Barclays Bank PLC,               5,000      4.43         4/10/2002         5,014
London
--------------------------------------------------------------------------------
Deutsche Bank AG,                3,000      4.06         7/12/2002         3,023
London
--------------------------------------------------------------------------------
Total Certificates of Deposit--European
(Cost--$18,002) ..................................................        18,107
--------------------------------------------------------------------------------
                     Certificates of Deposit--Yankee--13.1%
--------------------------------------------------------------------------------
Bank of Nova Scotia,            10,000      3.86         7/23/2002        10,075
Portland
--------------------------------------------------------------------------------
Bayerische Hypo- und            15,000      3.595        9/23/2002        15,130
Vereinsbank AG,
New York
--------------------------------------------------------------------------------
Credit Agricole                  5,000      4.61         3/28/2002         5,011
Indosuez, New York
--------------------------------------------------------------------------------
Landesbank Baden-                7,000      4.175        5/29/2002         7,040
Wurttemberg,
New York
--------------------------------------------------------------------------------
Merita Bank PLC,                 2,000      2.58        11/26/2002         2,006
New York
--------------------------------------------------------------------------------
Societe Generale,               24,000      1.74         3/01/2002        24,000
New York
--------------------------------------------------------------------------------
UBS AG,                          7,500      3.638        9/27/2002         7,568
Stanford
--------------------------------------------------------------------------------
Total Certificates of Deposit--Yankee
(Cost--$70,553) ..................................................        70,830
--------------------------------------------------------------------------------
                            Commercial Paper--11.2%
--------------------------------------------------------------------------------
Dexia Delaware                   8,000      1.78         6/10/2002         7,959
--------------------------------------------------------------------------------
Formosa Plastics                 2,000      1.80         4/19/2002         1,995
Corporation, USA
--------------------------------------------------------------------------------
International Lease             19,500      2.27         4/22/2002        19,449
Finance Corporation
--------------------------------------------------------------------------------
Park Avenue                     10,000      1.80         3/15/2002         9,992
Receivables Corp.
--------------------------------------------------------------------------------
SBC                              5,000      4.25         6/01/2002         4,976
Communications Inc.++
--------------------------------------------------------------------------------
San Paolo IMI US                 5,000      1.82         6/27/2002         4,970
Financial Company
--------------------------------------------------------------------------------
Three Rivers Funding             3,078      1.81         3/07/2002         3,077
--------------------------------------------------------------------------------
WCP Funding Inc.                 4,700      1.80         3/01/2002         4,700
                                 3,455      1.82         3/08/2002         3,453
--------------------------------------------------------------------------------
Total Commercial Paper (Cost--$60,582) ...........................        60,571
--------------------------------------------------------------------------------
                             Corporate Notes--0.3%
--------------------------------------------------------------------------------
DaimlerChrysler                  1,730      2.21        11/06/2002         1,729
North America
Holdings Corp.
--------------------------------------------------------------------------------
Total Corporate Notes (Cost--$1,730) .............................         1,729
--------------------------------------------------------------------------------
                           Funding Agreements--10.7%
--------------------------------------------------------------------------------
Jackson National                25,000      1.91+        5/01/2002        25,000
Life Insurance Co.
--------------------------------------------------------------------------------
Metropolitan Life               13,000      1.90+        4/01/2002        13,000
Insurance Company
--------------------------------------------------------------------------------
Monumental Life                 10,000      1.975+       5/17/2002        10,000
Insurance Company
--------------------------------------------------------------------------------
New York Life                   10,000      1.89+        5/31/2002        10,000
Insurance Company
--------------------------------------------------------------------------------
Total Funding Agreements
(Cost--$58,000) ..................................................        58,000
--------------------------------------------------------------------------------
                            Medium-Term Notes--18.1%
--------------------------------------------------------------------------------
American Honda                   5,000      4.44         4/22/2002         5,016
Finance Corp.                   13,000      1.901+       5/21/2002        13,000
                                12,000      1.97+        7/24/2002        12,004
                                 7,000      1.89+        8/14/2002         7,000
--------------------------------------------------------------------------------
The CIT Group                    3,000      2.05+        9/13/2002         2,947
Holdings, Inc.
--------------------------------------------------------------------------------
Credit Suisse First             11,000      2.04+       12/12/2002        11,001
Boston Inc.
--------------------------------------------------------------------------------
Goldman Sachs                    5,000      2.08+        3/17/2003         5,000
Group, Inc.
--------------------------------------------------------------------------------
Household                        9,500      2.11+        5/24/2002         9,494
Finance Corp.
--------------------------------------------------------------------------------
National Rural                  27,600      1.988+       8/13/2002        27,624
Utilities Cooperative            1,000      2.206+      12/02/2002         1,001
Finance Corp.
--------------------------------------------------------------------------------
Salomon,                         3,885      7.30         5/15/2002         3,923
Smith Barney
Holdings, Inc.
--------------------------------------------------------------------------------
Total Medium-Term Notes (Cost--$98,061) ..........................        98,010
--------------------------------------------------------------------------------

CBA Money Fund
Schedule of Investments as of February 28, 2002 (concluded)       (in Thousands)

                                Face       Interest      Maturity
Issue                          Amount        Rate*         Date           Value
-------------------------------------------------------------------------------
                      US Government & Agency Obligations--
                              Discount Notes--4.9%
-------------------------------------------------------------------------------
Fannie Mae                    $ 14,000      4.10 %       4/05/2002     $ 13,977
                                10,000      4.305        4/05/2002        9,984
                                 2,500      4.05         4/11/2002        2,495
-------------------------------------------------------------------------------
Total US Government & Agency Obligations--
Discount Notes (Cost--$26,388) ...................................       26,456
-------------------------------------------------------------------------------
                      US Government & Agency Obligations--
                           Non-Discount Notes--33.2%
-------------------------------------------------------------------------------
Fannie Mae                      13,000      1.74+       12/05/2002       12,997
                                 7,000      1.698+       6/09/2003        6,995
-------------------------------------------------------------------------------
Federal Home                    15,000      1.69+        7/30/2002       14,999
Loan Bank                        5,000      1.718+       3/06/2003        4,997
                                 3,000      1.71+        3/21/2003        2,998
                                 5,000      4.50         4/25/2003        5,111
                                 7,000      1.71+        4/30/2003        6,997
                                 6,000      4.50         5/15/2003        6,144
-------------------------------------------------------------------------------
Freddie Mac                      4,000      7.375        5/15/2003        4,232
-------------------------------------------------------------------------------
                      US Government & Agency Obligations--
                         Non-Discount Notes (concluded)
-------------------------------------------------------------------------------
Student Loan                  $100,000      2.269+       4/24/2002       99,999
Marketing Association           10,000      1.989+       2/12/2004        9,996
-------------------------------------------------------------------------------
US Treasury Notes                4,000      3.00         2/29/2004        3,997
-------------------------------------------------------------------------------
Total US Government & Agency Obligations--
Non-Discount Notes (Cost--$179,369) ..............................      179,462
-------------------------------------------------------------------------------
                         Repurchase Agreements**--0.8%
-------------------------------------------------------------------------------
 Face
Amount                          Issue
-------------------------------------------------------------------------------
$4,034       J.P. Morgan Securities Inc.,
             purchased on 2/28/2002 to yield 1.90%
             to 3/01/2002                                                 4,034
-------------------------------------------------------------------------------
Total Repurchase Agreements
(Cost--$4,034) ...................................................        4,034
-------------------------------------------------------------------------------
Total Investments (Cost--$549,294)--101.7% .......................      549,774
Liabilities in Excess of Other Assets--(1.7%) ....................       (9,105)
                                                                       --------
Net Assets--100.0% ...............................................     $540,669
                                                                       ========
===============================================================================

 * Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are those in effect at February 28, 2002.
** Repurchase Agreements are fully collateralized by US Government & Agency Obligations.
 +    Variable rate notes.
++ The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

      See Notes to Financial Statements.

CBA Money Fund
Statement of Assets and Liabilities as of February 28, 2002

Assets:
Investments, at value (identified cost--$549,294,393*) ......................................                       $549,774,206
Cash ........................................................................................                                300
Interest receivable .........................................................................                          3,152,048
Prepaid registration fees and other assets ..................................................                            161,329
                                                                                                                    ------------
Total assets ................................................................................                        553,087,883
                                                                                                                    ------------
Liabilities:
Payables:
      Securities purchased ..................................................................       $  11,692,275
      Distributor ...........................................................................             248,182
      Investment adviser ....................................................................             202,581     12,143,038
                                                                                                    -------------
Accrued expenses and other liabilities ......................................................                            276,001
                                                                                                                    ------------
Total liabilities ...........................................................................                         12,419,039
                                                                                                                    ------------
Net Assets ..................................................................................                       $540,668,844
                                                                                                                    ============
Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares authorized ........                       $ 54,018,903
Paid-in capital in excess of par ............................................................                        486,170,128
Unrealized appreciation on investments--net .................................................                            479,813
                                                                                                                    ------------
Net Assets--Equivalent to $1.00 per share based on 540,189,032 shares of beneficial
interest outstanding ........................................................................                       $540,668,844
                                                                                                                    ============

* Cost for Federal income tax purposes. As of February 28, 2002, net unrealized appreciation for Federal income tax purposes amounted to $479,813, of which $585,221 related to appreciated securities and $105,408 related to depreciated securities.

      See Notes to Financial Statements.

CBA Money Fund
Statement of Operations for the Year Ended February 28, 2002

Investment Income:
Interest and amortization of premium and discount earned ........................                            $ 34,285,890

Expenses:
Investment advisory fees ........................................................              $3,733,410
Transfer agent fees .............................................................               1,287,407
Distribution fees ...............................................................                 972,853
Professional fees ...............................................................                 148,898
Accounting services .............................................................                 148,362
Printing and shareholder reports ................................................                 111,650
Custodian fees ..................................................................                  48,214
Registration fees ...............................................................                  43,073
Trustees' fees and expenses .....................................................                  40,024
Pricing expenses ................................................................                   2,367
Other ...........................................................................                  16,977
                                                                                               ----------
Total expenses ..................................................................                               6,553,235
                                                                                                             ------------
Investment Income--Net ..........................................................                              27,732,655

Realized Gain on Investments--Net ...............................................                                 262,187

Change in Unrealized Appreciation on Investments--Net ...........................                              (1,941,150)
                                                                                                             ------------
Net Increase in Net Assets Resulting from Operations ............................                            $ 26,053,692
                                                                                                             ============

See Notes to Financial Statements.

CBA Money Fund
Statements of Changes in Net Assets

                                                                                                         For the Year Ended
                                                                                                            February 28,
                                                                                                  --------------------------------
Increase (Decrease) in Net Assets:                                                                      2002             2001
----------------------------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net ........................................................................   $   27,732,655   $   111,184,163
Realized gain on investments--net .............................................................          262,187           242,553
Change in unrealized appreciation/depreciation on investments--net ............................       (1,941,150)        3,898,721
                                                                                                  --------------   ---------------
Net increase in net assets resulting from operations ..........................................       26,053,692       115,325,437
                                                                                                  --------------   ---------------
Dividends & Distributions to Shareholders:
Investment income--net ........................................................................      (27,732,655)     (111,184,163)
Realized gain on investments--net .............................................................         (262,187)         (242,553)
                                                                                                  --------------   ---------------
Net decrease in net assets resulting from dividends and distributions to shareholders .........      (27,994,842)     (111,426,716)
                                                                                                  --------------   ---------------
Beneficial Interest Transactions:
Net proceeds from sale of shares ..............................................................      138,391,142     2,765,125,774
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions       27,909,974       111,179,385
                                                                                                  --------------   ---------------
                                                                                                     166,301,116     2,876,305,159
Cost of shares redeemed .......................................................................     (823,240,954)   (4,106,542,257)
                                                                                                  --------------   ---------------
Net decrease in net assets derived from beneficial interest transactions ......................     (656,939,838)   (1,230,237,098)
                                                                                                  --------------   ---------------
Net Assets:
Total decrease in net assets ..................................................................     (658,880,988)   (1,226,338,377)
Beginning of year .............................................................................    1,199,549,832     2,425,888,209
                                                                                                  --------------   ---------------
End of year ...................................................................................   $  540,668,844   $ 1,199,549,832
                                                                                                  ==============   ===============

See Notes to Financial Statements.

CBA Money Fund
Financial Highlights

                                                                         For the                                  For the
The following per share data and ratios have been derived              Year Ended           For the              Year Ended
from information provided in the financial statements.                February 28,         Year Ended           February 28,
                                                                ----------------------    February 29,    -------------------------
Increase (Decrease) in Net Asset Value:                            2002         2001          2000           1999           1998
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of year ..........................   $    1.00   $     1.00     $     1.00     $     1.00     $     1.00
                                                                ---------   ----------     ----------     ----------     ----------
      Investment income--net ................................       .0331        .0567          .0473          .0478          .0497
      Realized and unrealized gain (loss) on investments--net      (.0020)       .0021         (.0003)        (.0002)         .0001
                                                                ---------   ----------     ----------     ----------     ----------
Total from investment operations ............................       .0311        .0588          .0470          .0476          .0498
                                                                ---------   ----------     ----------     ----------     ----------
Less dividends and distributions:
      Investment income--net ................................      (.0331)      (.0567)        (.0473)        (.0478)        (.0497)
      Realized gain on investments--net .....................      (.0003)      (.0001)            --         (.0001)        (.0001)
                                                                ---------   ----------     ----------     ----------     ----------
Total dividends and distributions ...........................      (.0334)      (.0568)        (.0473)        (.0479)        (.0498)
                                                                ---------   ----------     ----------     ----------     ----------
Net asset value, end of year ................................   $    1.00   $     1.00     $     1.00     $     1.00     $     1.00
                                                                =========   ==========     ==========     ==========     ==========
Total Investment Return+ ....................................        3.35%        5.83%          5.09%          4.91%          5.10%
                                                                =========   ==========     ==========     ==========     ==========
Ratios to Average Net Assets:
Expenses, net of reimbursement ..............................         .83%         .75%           .70%           .70%           .70%
                                                                =========   ==========     ==========     ==========     ==========
Expenses ....................................................         .83%         .75%           .70%           .73%           .74%
                                                                =========   ==========     ==========     ==========     ==========
Investment income and realized gain on
investments--net ............................................        3.53%        5.67%          4.68%          4.79%          4.98%
                                                                =========   ==========     ==========     ==========     ==========
Supplemental Data:
Net assets, end of year (in thousands) ......................   $ 540,669   $1,199,550     $2,425,888     $2,557,289     $2,360,682
                                                                =========   ==========     ==========     ==========     ==========

+ If applicable, the Fund's Investment Adviser waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.

      See Notes to Financial Statements.

CBA Money Fund
Notes to Financial Statements

1. Significant Accounting Policies:

CBA Money Fund (the "Fund") is a money market fund whose shares are offered to subscribers to the Capital Builder Account service of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") and to subscribers to the Broadcort Capital Account service of Broadcort Capital Corp. ("Broadcort"). Shares may also be purchased by individual investors not subscribing to these services, but such investors will not receive any of the special features offered as a part of such services. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements--The Fund invests in money market securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the first $500 million of average daily net assets, .425% of average daily net assets in excess of $500 million but not exceeding $1 billion, and .375% of average daily net assets in excess of $1 billion.

The Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which MLPF&S and Broadcort each receive a distribution fee under the Distribution Agreement from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund attributable to subscribers to the respective Capital Builder Account and Broadcort Capital Account programs. The MLPF&S distribution fee is to compensate MLPF&S financial advisers and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The Broadcort distribution fee is to compensate selected dealers for activities and services related to the sale, promotion and marketing of shares of the Fund. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S or Broadcort in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended February 28, 2002, the Fund reimbursed FAM $17,026 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Beneficial Interest Transactions:

The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended February 28, 2002 and February 28, 2001 was as follows:

--------------------------------------------------------------------------------
                                                  2/28/2002            2/28/2001
--------------------------------------------------------------------------------
Distributions paid from:
      Ordinary income .................         $27,992,581         $111,425,151
      Net long-term capital gains .....               2,261                1,565
                                                -----------         ------------
Total taxable distributions ...........         $27,994,842         $111,426,716
                                                ===========         ============
--------------------------------------------------------------------------------

As of February 28, 2002, the components of accumulated earnings on a tax basis were as follows:

--------------------------------------------------------------------------------
Undistributed ordinary income--net ..........................           $     --

Undistributed long-term capital gains--net ..................                 --
                                                                        --------
Total undistributed earnings--net ...........................                 --
Unrealized gains--net .......................................            479,813
                                                                        --------
Total accumulated earnings--net .............................           $479,813
                                                                        ========

CBA Money Fund
Independent Auditors' Report

The Board of Trustees and Shareholders,
CBA Money Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CBA Money Fund as of February 28, 2002, the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at February 28, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CBA Money Fund as of February 28, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
April 11, 2002

CBA Money Fund
Important Tax Information (unaudited)

Of the Fund's ordinary income dividends paid during the year ended February 28, 2002, 20.05% was attributable to Federal obligations. In calculating the foregoing percentage, expenses of the Fund have been allocated on a pro-rata basis.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

Additionally, the Fund paid a long-term capital gains distribution of $.0000042 per share to shareholders of record on February 25, 2002. The entire distribution is subject to a maximum 20% tax rate.

Please retain this information for your records.

CBA Money Fund
Officers and Trustees

                                                                                                     Number of
                                                                                                    Portfolios
                                                                                                      in Fund          Other
                            Position(s)   Length                                                      Complex      Directorships
                               Held       of Time                                                   Overseen by       Held by
Name, Address & Age         with Fund     Served     Principal Occupation(s) During Past 5 Years      Trustee         Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K. Glenn*              President    1999 to    Chairman, Americas Region since 2001, and          196        None
800 Scudders Mill Road       and          present    Executive Vice President since 1983 of Fund
Plainsboro, NJ 08536         Trustee                 Asset Management, L.P. ("FAM") and Merrill
Age: 61                                              Lynch Investment Managers, L.P. ("MLIM");
                                                     President of Merrill Lynch Mutual Funds since
                                                     1999; President of FAM Distributors, Inc.
                                                     ("FAMD") since 1986 and Director thereof since
                                                     1991; Executive Vice President and Director of
                                                     Princeton Services, Inc. ("Princeton Services")
                                                     since 1993; President of Princeton Administrators,
                                                     L.P. since 1988; Director of Financial Data
                                                     Services, Inc. since 1985.
------------------------------------------------------------------------------------------------------------------------------------
*     Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the
      Investment Company Act, of the Fund based on his positions as Chairman
      (Americas Region) and Executive Vice President of FAM and MLIM; President
      of FAMD; Executive Vice President of Princeton Services; and President of
      Princeton Administrators, L.P. The Trustee's term is unlimited. As Fund
      President, Mr. Glenn serves at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Number of
                                                                                                    Portfolios
                                                                                                      in Fund          Other
                            Position(s)   Length                                                      Complex      Directorships
                               Held       of Time                                                   Overseen by       Held by
Name, Address & Age         with Fund     Served*    Principal Occupation(s) During Past 5 Years      Trustee         Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------
Ronald W. Forbes             Trustee      1977 to    Professor Emeritus of Finance, School of           57         None
1400 Washington Ave.                      present    Business, State University of New York at
Albany, NY 12222                                     Albany since 2000; and Professor thereof
Age: 61                                              from 1989 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A. Montgomery        Trustee      1995 to    Professor, Harvard Business School                 57         UnumProvident
Harvard Business School                   present    since 1989.                                                   Corporation and
Soldiers Field Road                                                                                                Newell
Boston, MA 02163                                                                                                   Rubbermaid Inc.
Age: 49
------------------------------------------------------------------------------------------------------------------------------------
Charles C. Reilly            Trustee      1990 to    Self employed financial consultant since           57         None
9 Hampton Harbor Road                     present    1990.
Hampton Bays, NY 11946
Age: 70
------------------------------------------------------------------------------------------------------------------------------------
Kevin A. Ryan                Trustee      1992 to    Founder and currently Director Emeritus of The     57         Charter Education
127 Commonwealth Ave.                     present    Boston University Center for the Advancement                  Partnership and
Chestnut Hill, MA 02467                              of Ethics and Character and Director thereof                  the Council for
Age: 69                                              from 1989 to 1999; Professor from 1982 to                     Ethical and
                                                     1999 at Boston University.                                    Spiritual
                                                                                                                   Education.
------------------------------------------------------------------------------------------------------------------------------------
Roscoe S. Suddarth           Trustee      2000 to    Former President, Middle East Institute from       57         None
7403 MacKenzie Court                      present    1995 to 2001.
Bethesda, MD 20817
Age: 66
------------------------------------------------------------------------------------------------------------------------------------

CBA Money Fund
Officers and Trustees (concluded)

                                                                                                     Number of
                                                                                                    Portfolios
                                                                                                      in Fund          Other
                            Position(s)   Length                                                      Complex      Directorships
                               Held       of Time                                                   Overseen by       Held by
Name, Address & Age         with Fund     Served*     Principal Occupation(s) During Past 5 Years     Trustee         Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Richard R. West              Trustee      1978 to     Professor of Finance since 1984 and               70         Bowne & Co., Inc.
Box 604                                   present     currently Dean Emeritus of New York                          and Vornado
Genoa, NV 89411                                       University Leonard N. Stern School of                        Realty Trust;
Age: 63                                               Business Administration.                                     Alexander's Inc.
------------------------------------------------------------------------------------------------------------------------------------
Edward D. Zinbarg            Trustee      1994 to     Self employed financial consultant                57         None
5 Hardwell Road                           present     since 1994.
Short Hills, NJ 07078-2117
Age: 67
------------------------------------------------------------------------------------------------------------------------------------
*     The Trustee's term is unlimited.
------------------------------------------------------------------------------------------------------------------------------------
                            Position(s)   Length
                               Held       of Time
Name, Address & Age         with Fund*    Served*     Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Fund Officers
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke              Vice         Vice        First Vice President of FAM and MLIM since 1997 and the Treasurer thereof
P.O. Box 9011                President    President   since 1999; Senior Vice President and Treasurer of Princeton Services
Princeton, NJ 08543-9011     and          since       since 1999; Vice President of FAMD since 1999; Vice President of FAM and
Age: 41                      Treasurer    1993 and    MLIM from 1990 to 1997; Director of Taxation of MLIM since 1990.
                                          Treasurer
                                          since 1999
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Mejzak            Vice         2000 to     Director of MLIM since 2000 and Vice President thereof from 1995 to 2000.
P.O. Box 9011                President    present
Princeton, NJ 08543-9011     and
Age: 33                      Portfolio
                             Manager
------------------------------------------------------------------------------------------------------------------------------------
Phillip S. Gillespie         Secretary    2001 to     First Vice President of MLIM since 2001; Director of MLIM from 1999 to
P.O. Box 9011                             present     2000; Vice President of MLIM in 1999; Attorney associated with the
Princeton, NJ 08543-9011                              Manager and FAM from 1998 to 1999; Assistant General Counsel LGT
Age: 38                                               Asset Management, Inc. from 1997 to 1998; Senior Counsel and Attorney in the
                                                      Division of Investment Management and the Office of General Counsel at the
                                                      U.S. Securities and Exchange Commission from 1993 to 1997.
------------------------------------------------------------------------------------------------------------------------------------
*     Officers of the Fund serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------

Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.

Custodian

State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

*     For inquiries regarding your CBA account, call 800-247-6400.

[LOGO] Merrill Lynch Investment Managers

                     [GRAPHIC]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

CBA Money Fund
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper             #11676--2/02